BALANCE SHEET DETAILS (Tables)	12 Months Ended
Dec. 31, 2025
Balance Sheet Related Disclosures [Abstract]
Schedule of Inventories

The following tables provide details of selected balance sheet items:

	December 31,	December 31,
	2025	2024
	(in thousands)
Inventories:
Raw materials	$564	$840
Work in process	374	589
Finished goods	383	506
Total Inventories	$1,321	$1,935

Schedule of Prepaid and Other Current Assets

	December 31,	December 31,
	2025	2024
	(in thousands)
Prepaid and other current assets
Prepaid tax (1)	$327	$355
Advance to suppliers	16	19
Other receivables	967	606
Interest receivable	2,212	2,793
Prepaid and others	437	681
Total Prepaid and other current assets	$3,959	$4,454

(1)
2025 balance includes $0.3 million prepaid value added tax. 2024 balance includes $0.3 million prepaid value added tax.

Schedule of Property, Plant and Equipment, Net

	December 31,	December 31,
	2025	2024
	(in thousands)
Property, plant and equipment, net:
Leasehold improvements	$1,554	$1,504
Automobiles	259	239
Computers and software	2,889	2,756
Equipment and furniture	17,067	16,302
Total	21,769	20,801
Less: accumulated depreciation	(21,060)	(20,325)
Total Property, plant and equipment, net	$709	$476

Schedule of Other Current Liabilities

	December 31,	December 31,
	2025	2024
	(in thousands)
Other current liabilities:
Warranty costs	$45	$67
Accrued professional fees	702	671
Accrued other taxes	686	579
Provision for liquidation damages	191	191
Contract deposits	598	579
Others	638	743
Total other current liabilities	$2,860	$2,830

Schedule of Other Long-term Liabilities

	December 31,	December 31,
	2025	2024
	(in thousands)
Other long-term liabilities
Non-current income tax payable	$1,063	$1,042
Total other long-term liabilities	$1,063	$1,042